VGOF-P8 03/24

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INSTITUTIONAL TRUST

SUPPLEMENT DATED MARCH 1, 2024

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

Effective March 1, 2024, the following changes are made to the Summary Prospectus (as applicable), Prospectus and SAI of each fund listed in Schedule A:

a.	The following replaces the reference to S. Kenneth Leech in the section titled “Management – Investment professionals” in each fund’s Summary Prospectus (as applicable) and Prospectus:

Investment professional	Title	Investment professional of the fund since
Michael C. Buchanan	Co-Chief Investment Officer	March 2024
Ryan K. Brist	Head of Global Investment Grade Credit and Portfolio Manager	March 2024

b.	The following replaces the reference to S. Kenneth Leech in the section titled “More on fund management – Investment professionals” in each fund’s Prospectus:

Investment professional	Title and recent biography	Investment professional of the fund since
Michael C. Buchanan	Co-Chief Investment Officer and has been employed by Western Asset as an investment professional for at least the past five years.	March 2024
Ryan K. Brist	Head of Global Investment Grade Credit, Portfolio Manager and has been employed by Western Asset as an investment professional for at least the past five years.	March 2024

c.

The following replaces, with respect to each fund, the references to S. Kenneth Leech in the section titled “Investment Professionals – Other Accounts Managed by the Investment Professionals” in each fund’s SAI:

Investment Professionals	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
Ryan K. Brist*	Registered Investment Companies	12	6.07	None	None
	Other Pooled Investment Vehicles	28	14.47	None	None
	Other Accounts	135	55.64	4	1.07

Michael C. Buchanan*	Registered Investment Companies	37	17.34	None	None
	Other Pooled Investment Vehicles	266	50.58	23	2.60
	Other Accounts	570	170.69	21	12.68

*	The information is as of January 31, 2024, and does not reflect additional accounts (including the Fund) for which Messrs. Buchanan and Brist will join the portfolio management team on March 1, 2024.

d.

The following replaces, with respect to each fund, the references to S. Kenneth Leech in the section titled “Investment Professionals – Investment Professional Securities Ownership” in each fund’s SAI:

Investment Professional	Dollar Range of Ownership of Securities ($)
Ryan K. Brist*	None
Michael C. Buchanan*	None

*	The information is as of January 31, 2024.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON PARTNERS INCOME TRUST

Western Asset California Municipals Fund	June 29, 2023
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2023
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2023
Western Asset Intermediate-Term Municipals Fund	August 1, 2023
Western Asset Managed Municipals Fund	June 29, 2023
Western Asset Massachusetts Municipals Fund	March 31, 2023
Western Asset Municipal High Income Fund	December 1, 2023
Western Asset New Jersey Municipals Fund	August 1, 2023
Western Asset New York Municipals Fund	August 1, 2023
Western Asset Oregon Municipals Fund	August 30, 2023
Western Asset Pennsylvania Municipals Fund	August 1, 2023
Western Asset Short Duration Municipal Income Fund	June 29, 2023

LEGG MASON PARTNERS INSTITUTIONAL TRUST

Western Asset SMASh Series TF Fund	June 29, 2023

Please retain this supplement for future reference.

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